Portfolio of Investments	December 31, 2024 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)

Common Stock — 8.3%
Financials — 8.3%
350,312	AGNC Investment Corp.	3,226,374
Total Common Stock (Cost $3,599,991)		3,226,374

Exchange-Traded Funds — 88.5%
15,819	abrdn Physical Palladium Shares ETF(a)	1,321,203
31,452	Global X MSCI Colombia ETF	717,106
158,011	Goose Hollow Multi-Strategy Income ETF(b)	3,996,888
30,000	Invesco DB Agriculture Fund ETF	797,700
32,951	Invesco Solar ETF	1,091,337
11,928	iShares 20+ Year Treasury Bond ETF	1,041,672
122,330	iShares China Large-Cap ETF	3,723,725
20,000	iShares MSCI Brazil ETF	450,200
82,949	iShares MSCI Hong Kong ETF	1,381,930
19,688	iShares MSCI Mexico ETF	921,792
34,331	iShares MSCI Thailand ETF	2,074,966
35,699	iShares MSCI Turkey ETF	1,280,166
76,173	iShares Treasury Floating Rate Bond ETF	3,844,451
204,841	Quadratic Interest Rate Volatility and Inflation Hedge ETF	3,633,879
7,495	SPDR Bloomberg 1-3 Month T-Bill ETF	685,268
19,817	Vanguard Long-Term Treasury ETF	1,096,871
123,341	WisdomTree Floating Rate Treasury Fund ETF	6,206,519
Total Exchange-Traded Funds (Cost $35,029,284)		34,265,673

Purchased Options Contracts — 0.0%(c)(d)
Total Purchased Options Contracts (Cost $35,124)		313

Warrant — 1.3%
18,585	Occidental Petroleum Corp. 8/3/2027(a)	512,017
Total Warrant (Cost $481,082)		512,017

Total Investments — 98.1% (Cost $39,145,481)		38,004,377
Other Assets in Excess of Liabilities — 1.9%		716,490
Net Assets — 100.0%		38,720,867

(a)	Non-income producing security.

(b)	Affiliated security.

(c)	Represents less than 0.05%.

(d)	See Purchased Options Contracts.

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments (continued)	December 31, 2024 (Unaudited)

Goose Hollow Tactical Allocation ETF

Written Options Contacts

Exchange-traded options on futures contracts written as of December 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Japanese Yen Options	Call	50	4,406	16,127	70.50	1/3/25	(313)
(Total Premiums Received $16,127)							(313)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of December 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
Japanese Yen Options	Call	50	4,313	35,124	69.00	1/3/25	313
(Total Cost $35,124) - 0.0%(b)							313

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

(b)	Represents less than 0.05%.

Affiliated Security

	Balance at September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at December 31, 2024	Shares as of December 31, 2024	Dividend Income	Capital Gain Distribution
Goose Hollow Tactical Allocation ETF

Goose Hollow Multi-Strategy Income ETF	$3,542,509	$742,724	$(68,050)	$3,424	$(223,719)	$3,996,888	158,011	$106,754	$—

Portfolio of Investments	December 31, 2024 (Unaudited)
Goose Hollow Multi-Strategy Income ETF

Shares		Fair Value ($)

Closed-End Funds — 14.9%
45,714	Aberdeen Asia-Pacific Income Fund, Inc.	672,910
194,537	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	883,198
73,149	Templeton Emerging Markets Income Fund	375,254
46,931	Virtus Stone Harbor Emerging Markets Income Fund	220,576
40,463	Western Asset Emerging Markets Debt Fund, Inc.	389,254
Total Closed-End Funds (Cost $2,750,478)		2,541,192

Exchange-Traded Funds — 72.7%
24,108	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,209,739
52,412	Global X Variable Rate Preferred ETF	1,235,424
12,451	JPMorgan Ultra-Short Income ETF	627,157
68,705	Quadratic Interest Rate Volatility and Inflation Hedge ETF	1,218,827
65,496	SPDR FTSE International Government Inflation-Protected Bond ETF	2,369,645
35,785	Vanguard Mortgage-Backed Securities ETF	1,622,492
24,872	Vanguard Short-Term Treasury ETF	1,447,053
54,797	Vanguard Total International Bond ETF	2,687,793
Total Exchange-Traded Funds (Cost $12,893,744)		12,418,130

Preferred Stocks — 10.0%
Financials — 10.0%
12,426	AGNC Investment Corp., Series C	320,218
15,090	AGNC Investment Corp., Series F	371,817
12,401	Annaly Capital Management, Inc., Series F	319,078
13,472	Rithm Capital Corp., Series A	343,267
14,094	Rithm Capital Corp., Series B	357,142
		1,711,522
Total Preferred Stocks (Cost $1,649,419)		1,711,522

Total Investments — 97.6% (Cost $17,293,641)		16,670,844
Other Assets in Excess of Liabilities — 2.4%		404,621
Net Assets — 100.0%		17,075,465

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

SPDR — Standard & Poor’s Depositary Receipts